SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On October 21, 2024, the Company effected a one (1) for seventeen (17) reverse stock split of its outstanding enhanced voting preference shares.

All enhanced voting preference shares information in these consolidated financial statements have been restated to reflect the reverse stock split on a retroactive basis.